Taxes on Income - Schedule of Components of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of components of income (loss) before income taxes [Abstract]
Domestic (Israel)	$ 5,642	$ 2,610	$ (3,043)
Foreign	1,560	1,285	945
Income (loss) before taxes on income	$ 7,202	$ 3,895	$ (2,098)